Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parentheticals)	Jul. 30, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Recapitalization exchange ratio	1.0379	1.0379